Financial Risk Management - Schedule of Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Restricted cash	$ 830	$ 757
Cash and cash equivalents	14,872	67,158	$ 7,196
Non-current trade payables	7,194	6,650
Current trade and other payables	5,935	10,268
Payables to related parties	585	1,052
Credit Risk [Member]
Statement Line Items [Line Items]
Amounts receivable	769	487
Restricted cash	830	757
Cash and cash equivalents	14,872	67,158
Total exposure	16,471	68,402
Foreign Exchange Risk [Member]
Statement Line Items [Line Items]
Amounts receivable	627	552
Cash and cash equivalents and restricted cash	10,523	60,083
Total Financial assets	11,150	60,635
Non-current trade payables	(7,194)	(6,650)
Current trade and other payables	(5,834)	(10,102)
Payables to related parties	(146)	(93)
Total Financial liabilities	(13,174)	(16,845)
Net financial (liabilities) assets exposed to foreign currency risk	$ (2,024)	$ 43,790